Note 1 - Organization and Nature of Operations (Detail)	5 Months Ended	7 Months Ended	12 Months Ended				1 Months Ended						1 Months Ended																																																				12 Months Ended		1 Months Ended		1 Months Ended
	Mar. 31, 2013	Feb. 29, 2012	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2013 Linktone [Member] GMC [Member]	Dec. 31, 2012 Linktone [Member] GMC [Member]	Jul. 31, 2012 Linktone [Member] P.T. Media Nusantara Citra Tbk ("MNC") [Member] USD ($)	May 31, 2010 Linktone [Member] P.T. Media Nusantara Citra Tbk ("MNC") [Member]	Feb. 29, 2012 Linktone [Member] P.T. Media Nusantara Citra Tbk ("MNC") [Member]	Dec. 31, 2011 Linktone [Member] P.T. Media Nusantara Citra Tbk ("MNC") [Member]	May 30, 2010 Linktone [Member] P.T. Media Nusantara Citra Tbk ("MNC") [Member]	Apr. 30, 2008 Linktone [Member] P.T. Media Nusantara Citra Tbk ("MNC") [Member]	Jul. 31, 2012 Linktone [Member] MNC Sold To GMC [Member]	Dec. 31, 2012 Brilliant Concept Investments Ltd [Member]	Dec. 31, 2012 Noveltech Enterprises Limited [Member]	Dec. 31, 2012 Linktone Media Limited [Member]	Dec. 31, 2012 Ojava Overseas Ltd [Member]	Dec. 31, 2012 Linktone International Limited [Member]	Dec. 31, 2012 Wang You Digital Technology Co., Ltd. [Member] Brilliant Concept Investments Ltd [Member]	Dec. 31, 2012 Shanghai Linktone Consulting Co., Ltd. [Member] Noveltech Enterprises Limited [Member]	Dec. 31, 2012 Shanghai Huitong Information Co., Ltd.[Member] Noveltech Enterprises Limited [Member]	Dec. 31, 2012 Shanghai Linktone Internet Technology Co., Ltd. [Member] Noveltech Enterprises Limited [Member]	Dec. 31, 2012 Shanghai Xintong Information Technology Co., Ltd. [Member] Noveltech Enterprises Limited [Member]	Dec. 31, 2012 Shanghai Linktone Software Co., Ltd. [Member]	Dec. 31, 2012 Beijing Ruida Internet Technology Co., Ltd. [Member] Ojava Overseas Ltd [Member]	Dec. 31, 2012 InnoForm Media Pte Ltd [Member] Linktone International Limited [Member]	Dec. 31, 2012 InnoForm Media (HK) Limited [Member] InnoForm Media Pte Ltd [Member]	Dec. 31, 2012 InnoForm Media (Taiwan) Co. Limited [Member] InnoForm Media Pte Ltd [Member]	Dec. 31, 2012 InnoForm Media (M) Sdn Bhd [Member] InnoForm Media Pte Ltd [Member]	Dec. 31, 2012 InnoForm Entertainment Pte Ltd [Member] InnoForm Media Pte Ltd [Member]	Dec. 31, 2012 InnoForm Digital Media Pte Ltd [Member] InnoForm Media Pte Ltd [Member]	Dec. 31, 2012 Alliance Entertainment Singapore Pte Ltd [Member] InnoForm Media Pte Ltd [Member]	Dec. 31, 2012 GLD Investments Pte Ltd [Member] InnoForm Media Pte Ltd [Member]	Dec. 31, 2012 PT Linktone Indonesia [Member] Linktone International Limited [Member]	Dec. 31, 2012 Innoform International Limited [Member] Innoform Media [Member]	Dec. 31, 2012 Shanghai Ling Yu Cultural and Communication Ltd. [Member] Shanghai Unilink Computer Co., Ltd. [Member]	Dec. 31, 2012 Shanghai Ling Yu Cultural and Communication Ltd. [Member] Shanghai Qimingxing E-commerce Co., Ltd. [Member]	Dec. 31, 2012 Zhong Qing Wei Lian Cultural Communication Co., Ltd. [Member] Shanghai Weilan Computer Co., Ltd. [Member]	Dec. 31, 2012 Zhong Qing Wei Lian Cultural Communication Co., Ltd. [Member] Beijing Lian Fei Wireless Communications Technology Co., Ltd. [Member]	Dec. 31, 2012 Letang Game Limited [Member] Shanghai Weilan Computer Co., Ltd. [Member]	Dec. 31, 2012 Nanjing Xuanyou Cartoon Co., Ltd [Member] Letang [Member]	Dec. 31, 2012 PT Cakrawala Alam Semesta [Member] Indonesian individuals affiliated with Linktone [Member]	Dec. 31, 2012 PT Innoform [Member] Indonesian individuals affiliated with Linktone [Member]	Dec. 31, 2012 Baoxin Yao [Member] USD ($)	Dec. 31, 2012 Wenlei Wang [Member] USD ($)	Dec. 31, 2012 Lin Lin [Member] USD ($)	Dec. 31, 2012 Wenju Hu [Member] USD ($)	Dec. 31, 2012 Yuming Cai [Member] USD ($)	Dec. 31, 2012 Feng Gao [Member] USD ($)	Dec. 31, 2012 Hongjie Qi [Member] USD ($)	Dec. 31, 2012 Miao Yan [Member] USD ($)	Dec. 31, 2012 Yi Juang [Member] USD ($)	Dec. 31, 2012 Teng Zhao [Member] USD ($)	Dec. 31, 2012 Hongyan Lu [Member] USD ($)	Dec. 31, 2012 Yuxia Wang [Member] USD ($)	Dec. 31, 2012 Xing Xu [Member] USD ($)	Dec. 31, 2012 Peien Zhu [Member] USD ($)	Dec. 31, 2012 Yugang Wang [Member] USD ($)	Dec. 31, 2012 Peiyu Su [Member] USD ($)	Dec. 31, 2012 Zhi Wang [Member] USD ($)	Dec. 31, 2012 Xiaoke Zha [Member] USD ($)	Dec. 31, 2012 Ai Hua Zhang [Member] USD ($)	Dec. 31, 2012 Juan Yang [Member] USD ($)	Dec. 31, 2012 Indonesian individuals affiliated with Linktone [Member] USD ($)	Dec. 31, 2012 Shareholders of the VIEs [Member] Interest-Free Loans [Member] USD ($)	Dec. 31, 2011 Shareholders of the VIEs [Member] Interest-Free Loans [Member] USD ($)	Jun. 30, 2010 PT Cakrawala Alam Semesta [Member] USD ($)	Dec. 31, 2012 PT Cakrawala Alam Semesta [Member] USD ($)	Mar. 31, 2012 PT Innoform [Member] USD ($)	Mar. 31, 2012 PT Innoform [Member] IDR	Mar. 31, 2012 Loan To PT Innoform Made By Noveltech [Member] USD ($)	Mar. 31, 2012 Loan To PT Innoform Made By Noveltech [Member] IDR	Apr. 30, 2008 American Depositary Shares ("ADSs") [Member] Purchased by MNC [Member]	Apr. 30, 2008 Subscription Shares [Member] Purchased by MNC [Member]	Apr. 30, 2008 Purchased by MNC [Member] USD ($)
Equity Method Investment, Ownership Percentage					60.60%	60.00%			59.90%	59.70%	58.20%	57.10%		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	75.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	98.70%	51.00%	100.00%	50.00%	50.00%	60.00%	40.00%	50.01%	100.00%	100.00%	100.00%
Loans and Leases Receivable, Related Parties (in Dollars)																																												$ 338,100	$ 285,800	$ 604,100	$ 604,100	$ 290,400	$ 290,400	$ 2,073,800	$ 2,073,800	$ 826,900	$ 826,900	$ 939,500	$ 1,083,300	$ 933,900	$ 933,900	$ 501,700	$ 501,700	$ 90,300	$ 133,000	$ 346,200	$ 332,700	$ 65,000	$ 18,100,000	$ 18,100,000
Stock Issued During Period, Shares, New Issues (in Shares)																																																																									6,000,000	180,000,000
Common Stock, Value, Issued and Subscriptions (in Dollars)																																																																											68,400,000
Common Stock Acquired, Shares, Private Transaction (in Shares)								500,000
Stock Repurchased During Period, Shares (in Shares)	4,776,040	12,191,210
Ownership Percentage Sold													59.90%
Proceeds from Sale of Equity Method Investments (in Dollars)							74,000,000
Variable Interest Entity Shareholders, Power Of Attorney, Term			10 years
Variable Interest Entities, Operating Agreements, Term			10 years
Exclusive Consulting Services Agreements With VIEs, Agreement Term			10 years
Exclusive Purchase Right of Equity Interest in Variable Interest Entities Agreement, Term			10 years
Loan Term																																																																	10 years
Payments to Fund Long-term Loans to Related Parties (in Dollars)																																																																			35,000,000		100,000	1,250,000,000	30,000	250,000,000
Due from Related Parties (in Dollars)			1,756,401	2,375,450																																																																13,900,000	100,000		30,000
Payments to Fund Long-term Loans to Related Parties (in Rupiahs)																																																																			$ 35,000,000		$ 100,000	1,250,000,000	$ 30,000	250,000,000